Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE
13-COMMITMENTS
AND CONTINGENCIES
Commitments
We have various future commitments under executed contracts that include unconditional purchase obligations and other commitments which do not meet the definition of a liability as of December 31, 2022 and thus are not recognized as liabilities in our Financial Statements.
Natural Gas Supply, Transportation and Storage Service Agreements
We have physical natural gas supply contracts to secure natural gas feedstock for the Liquefaction Project. The remaining terms of these contracts range up to 15 years.
Additionally, we have natural gas transportation and storage service agreements for the Liquefaction Project. The initial term of the natural gas transportation agreements range up to 20 years, with renewal options for certain contracts, and commence upon the occurrence of conditions precedent. The initial terms of our natural gas storage service agreements range up to 10 years.

As of December 31, 2022, our obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met or are currently expected to be met were as follows (in billions):

Years Ending December 31,	Payments Due to Third Parties (1) (2)	Payments Due to Affiliates (1)	Payments Due to Related Parties (1)
2023	$6.6	$0.1	$0.1
2024	4.5	0.1	0.1
2025	3.6	0.1	0.1
2026	2.9	0.1	—
2027	2.5	0.1	—
Thereafter	9.7	0.6	—

Total	$29.8	$1.1	$0.3

(1)
Pricing of natural gas supply contracts is variable based on market commodity basis prices adjusted for basis spread, and pricing of our IPM agreement is variable based on global gas market prices less fixed liquefaction fees and certain costs incurred by us
.
Amounts included are based on estimated forward prices and basis spreads as of December 31, 2022. Some of our contracts may not have been negotiated as part of arranging financing for the underlying assets providing the natural gas supply, transportation and storage services.

(2)	Includes $0.4 billion under natural gas supply agreements with unsatisfied conditions precedent.
Services Agreements
We have certain fixed commitments under services and other agreements of $1.0 billion with third parties and $4.7 billion with affiliates.
Substantially all of our commitments to affiliates consist of a TUA with SPLNG pursuant to which we have reserved approximately 2 Bcf/d of regasification capacity. See Note
12-Related
Party Transactions for additional information regarding this TUA.
Additionally, we have a partial TUA assignment agreement with TotalEnergies Gas & Power North America, Inc. (“TotalEnergies”), another TUA customer, whereby upon substantial completion of Train 5, we gained access to substantially all of TotalEnergies’ capacity and other services provided under TotalEnergies’ TUA with SPLNG. This agreement provides us with additional berthing and storage capacity at the Sabine Pass LNG Terminal that may be used to provide increased flexibility in managing LNG cargo loading and unloading activity and permit us to more flexibly manage our LNG storage capacity.
Environmental and Regulatory Matters
The Liquefaction Project is subject to extensive regulation under federal, state and local statutes, rules, regulations and laws. These laws require that we engage in consultations with appropriate federal and state agencies and that we obtain and maintain applicable permits and other authorizations. Failure to comply with such laws could result in legal proceedings, which may include substantial penalties. We believe that, based on currently known information, compliance with these laws and regulations will not have a material adverse effect on our results of operations, financial condition or cash flows.

Legal Proceedings
We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. We recognize legal costs in connection with legal and regulatory matters as they are incurred. In the opinion of management, as of December 31, 2022, there were no pending legal matters that would reasonably be expected to have a material impact on our operating results, financial position or cash flows.